Note 10 - Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Gain on sale of Bowl America Winter Park
Loss on Bowl America Winter Park operations		$ (4,268)
Discontinued operations income (loss) before taxes		(4,268)
Net income tax (benefit) and taxes		(1,494)
(Loss) gain from discontinued operations, net of tax		$ (2,774)